Private Placement (FY) (Details) - Private Placement Warrants [Member]	Jun. 24, 2019 USD ($) $ / shares shares
Private Placement Warrants [Abstract]
Warrants issued (in shares) | shares	6,954,500
Share price (in dollars per share) | $ / shares	$ 1.00
Gross proceeds from issuance of warrants | $	$ 6,954,500
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares) | shares	1
Warrants exercise price (in dollars per share) | $ / shares	$ 11.50